Fair Value Measurements - Schedule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 011 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		$ 149,016,935	$ 143,269,912
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		36,026,800	34,752,173
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		909,685	1,691,481
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		28,829	58,672
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		103,770,899	99,234,342
Investments Measured at Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		140,736,213	135,736,668
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		140,736,213	135,736,668
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		36,026,800	34,752,173
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		909,685	1,691,481
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		28,829	58,672
Level 1 | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		103,770,899	99,234,342
Level 1 | Investments Measured at Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		140,736,213	135,736,668
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 | Investments Measured at Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 | Investments Measured at Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Investments Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	$ 8,280,722	$ 7,533,244

[1]	In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.